GCAT DEPOSITOR V LLC ABS-15G

Exhibit 99.17

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	16125	XXXX	C	A	C	A	C	A	A	A	Closed	finding-3352	2025-11-18 10:52	2026-01-23 13:47	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-HPML guides were met, file contains full appraisal and has escrows - Due Diligence Vendor-01/23/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-01/23/2026		Resolved-HPML guides were met, file contains full appraisal and has escrows - Due Diligence Vendor-01/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 741 Required is 720 Borrower has 741 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.46 Required is 50 Borrower has 38.46			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6289306
XXXX	16125	XXXX	C	A	C	A	C	A	A	A	Closed	FCOM3605	2025-11-18 11:48	2025-11-20 17:11	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received Initial CD. Finding resolved. - Due Diligence Vendor-01/23/2026 Ready for Review-Document Uploaded. The processor protected the Locked LE in the CD folder by mistake, so the CD did not make into the closing package for review. The error has been corrected. The signed CD is attached. - Seller-11/20/2025 Open------ Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-11/18/2025	Ready for Review-Document Uploaded. The processor protected the Locked LE in the CD folder by mistake, so the CD did not make into the closing package for review. The error has been corrected. The signed CD is attached. - Seller-11/20/2025	Resolved-Received Initial CD. Finding resolved. - Due Diligence Vendor-01/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 741 Required is 720 Borrower has 741 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.46 Required is 50 Borrower has 38.46		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6290292
XXXX	16125	XXXX	C	A	C	A	C	A	A	A	Closed	FCRE1206	2025-11-18 15:22	2025-11-20 16:39	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Updated data verify received, - Due Diligence Vendor-11/20/2025 Ready for Review-Document Uploaded. Vested NB added to attached XXXX report as NBS (only category available that makes sense) - Seller-11/20/2025 Open-All Interested Parties Not Checked with Exclusionary Lists NB title holder XXXX to be added. - Due Diligence Vendor-11/18/2025	Ready for Review-Document Uploaded. Vested NB added to attached XXXX report as NBS (only category available that makes sense) - Seller-11/20/2025	Resolved-Updated data verify received, - Due Diligence Vendor-11/20/2025	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 741 Required is 720 Borrower has 741 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.46 Required is 50 Borrower has 38.46		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	6294306